Cover	Dec. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-55773
Entity Registrant Name	Lightstone Value Plus REIT IV, Inc.
Entity Central Index Key	0001619312
Entity Tax Identification Number	47-1796830
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1985 Cedar Bridge Avenue
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Lakewood
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08701
City Area Code	(732)
Local Phone Number	367-0129
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false